LOANS - Changes in Other Real Estate Owned (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 1,401	$ 2,781	$ 6,284
Additions	2,448	3,182	4,119
Proceeds from Sale of Other Real Estate	1,453	3,797	6,983
Valuation adjustments	(363)	(765)	(639)
Balance at end of year	2,033	1,401	2,781
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	415	1,269	1,732
Proceeds from Sale of Other Real Estate	541	2,967	5,409
Valuation adjustments	(112)	(355)	(439)
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	2,033	1,913	2,387
Proceeds from Sale of Other Real Estate	912	830	1,574
Valuation adjustments	$ (251)	$ (410)	$ (200)